Inventory	9 Months Ended
Sep. 30, 2022
Inventory
Inventory

4.            Inventory

	September 30, 2022	December 31, 2021
Parts, battery, and accessories	$1,925,200	$906,505
Work in progress	—	128,424
Vehicles	11,717,317	4,232,736
Inventory provision	(4,805,151)	(1,687,215)
	$8,837,366	$3,580,450

For the three and nine months ended September 30, 2022, the amount of $306,085 and $3,118,581 of inventory write-down has been recognized as an expense, respectively (September 30, 2021 - $Nil for the three and nine months) in the cost of revenue.